SUBSEQUENT EVENTS (Narrative) (Details) - Sentronics Metrology GmbH [Member] - USD ($) $ in Thousands	Jan. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Acquisition related expenses		$ 859	$ 917
Business combination, cash consideration	$ 60,158